Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Brazil 0.9%
Pagseguro Digital Ltd., Class A(a)	25,787	1,333,703
Canada 0.8%
Shaw Communications Inc	40,700	1,183,147
Israel 0.5%
Cognyte Software Ltd.(a)	8,943	183,779
CyberArk Software Ltd.(a)	3,200	505,024
Total		688,803
Japan 1.4%
Renesas Electronics Corp.(a)	168,900	2,078,713
Netherlands 1.4%
NXP Semiconductors NV	10,900	2,134,983
Sweden 0.9%
Telefonaktiebolaget LM Ericsson, ADR	111,700	1,251,040
United States 93.3%
Activision Blizzard, Inc.	20,900	1,617,451
Advanced Energy Industries, Inc.	21,784	1,911,546
Alphabet, Inc., Class A(a)	2,450	6,550,124
Alphabet, Inc., Class C(a)	1,277	3,403,601
Analog Devices, Inc.	21,269	3,562,132
Apple, Inc.	52,100	7,372,150
Applied Materials, Inc.	40,246	5,180,868
Arista Networks, Inc.(a)	2,716	933,326
Bloom Energy Corp., Class A(a)	122,719	2,297,300
Broadcom, Inc.	11,787	5,715,870
Cerence, Inc.(a)	20,034	1,925,468
Cisco Systems, Inc.	15,200	827,336
Comcast Corp., Class A	14,450	808,189
Dell Technologies, Inc.(a)	21,108	2,196,076
Dropbox, Inc., Class A(a)	118,082	3,450,356
DXC Technology Co.(a)	19,900	668,839
eBay, Inc.	53,345	3,716,546
Eiger BioPharmaceuticals, Inc.(a)	72,329	483,158
F5 Networks, Inc.(a)	11,100	2,206,458
Fidelity National Information Services, Inc.	10,300	1,253,304
Fiserv, Inc.(a)	14,294	1,550,899
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortinet, Inc.(a)	9,978	2,913,975
Freshworks, Inc., Class A(a)	1,983	84,654
GoDaddy, Inc., Class A(a)	28,208	1,966,098
HP, Inc.	76,352	2,088,991
Intapp, Inc.(a)	5,689	146,549
Intel Corp.	20,722	1,104,068
Lam Research Corp.	17,145	9,758,077
Lumentum Holdings, Inc.(a)	18,525	1,547,578
Marvell Technology, Inc.	73,104	4,408,902
McAfee Corp., Class A	55,019	1,216,470
Microchip Technology, Inc.	2,000	306,980
Micron Technology, Inc.	40,063	2,843,672
Microsoft Corp.	18,100	5,102,752
NetApp, Inc.	39,800	3,572,448
NortonLifeLock, Inc.	96,145	2,432,468
Oracle Corp.	19,100	1,664,183
Palo Alto Networks, Inc.(a)	7,165	3,432,035
Plantronics, Inc.(a)	60,305	1,550,442
PowerSchool Holdings, Inc., Class A(a)	9,427	231,998
Qorvo, Inc.(a)	7,575	1,266,464
Rambus, Inc.(a)	29,800	661,560
SailPoint Technologies Holdings, Inc.(a)	10,324	442,693
Salesforce.com, Inc.(a)	6,205	1,682,920
SMART Global Holdings, Inc.(a)	21,685	964,983
Splunk, Inc.(a)	2,200	318,362
Synaptics, Inc.(a)	35,446	6,370,710
Synopsys, Inc.(a)	16,734	5,010,327
Tenable Holdings, Inc.(a)	7,645	352,740
Teradyne, Inc.	52,443	5,725,202
Thoughtworks Holding, Inc.(a)	29,861	857,309
T-Mobile USA, Inc.(a)	400	51,104
Twitter, Inc.(a)	6,400	386,496
Verint Systems, Inc.(a)	9,343	418,473
Viavi Solutions, Inc.(a)	9,800	154,252
Visa, Inc., Class A	16,475	3,669,806
Western Digital Corp.(a)	57,528	3,246,880
Xperi Holding Corp.	95,315	1,795,735
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Zendesk, Inc.(a)	2,700	314,253
Total		137,693,606
Total Common Stocks (Cost $90,817,456)		146,363,995

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	995,669	995,569
Total Money Market Funds (Cost $995,569)		995,569
Total Investments in Securities (Cost $91,813,025)		147,359,564
Other Assets & Liabilities, Net		152,909
Net Assets		$147,512,473
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	1,029,028	28,003,690	(28,037,149)	—	995,569	—	711	995,669
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2021

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